Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 8. Property, Plant and Equipment

Property, plant and equipment consists of:

	December 31, 2020	December 31, 2019
Land	$22	$22
Buildings and improvements	2,750	2,655
Leasehold improvements	4,702	2,567
Machinery and equipment	15,612	14,516
Furniture and fixtures	9,025	8,502
Gross property, plant and equipment	32,111	28,262
Accumulated depreciation	(16,587)	(14,446)
Net property, plant and equipment	$15,524	$13,816